SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS’ EQUITY
Summary of Share Capital
	Ordinary actions
Shareholding structure	Amount	%
Controlling shareholders	672,312,942	35.87%
Board of directors and executive officers	26,115,335	1.39%
Free float	1,168,209,823	62.34%
Outstanding shares	1,866,638,100	99.60%
Treasury shares	7,432,832	0.40%
Total	1,874,070,932	100.00%

Schedule of dividend payable
December 31, 2022
Net income for the year	1,176,032
Constitution of the legal reserve – 5%	(58,802)
Calculation basis for distribution of dividends	1,117,230
Mandatory minimum dividends – 25%	(279,308)
Statutory reserve	837,922

Movement of dividends payable
Balance as of January 1, 2021	1,413,222
Dividends for the current year	2,031,301
Dividends paid/offset	(2,644,889)
Balance as of December 31, 2021	799,634
Dividends for the current year	1,237,779
Dividends paid/offset	(1,145,407)
Balance as of December 31, 2022	892,006

Schedule of dividend receivable

ii.     Receivable

	Investments in associates	Investment in joint venture	Total
Balance as of December 31, 2020	3,261	77,494	80,755
Proposed dividends	15,786	1,070,201	1,085,987
Proposed interest on own capital	—	189,378	189,378
Dividends received	(16,426)	(819,729)	(836,155)
Balance as of December 31, 2021	2,621	517,344	519,965
Proposed dividends	278,654	549,883	828,537
Interest on proposed equity	—	107,544	107,544
Business combination (Note 8.3)	202,968	—	202,968
Dividends received	(323,096)	(1,174,771)	(1,497,867)
Balance as of December 31, 2022	161,147	—	161,147

Summary of Other Comprehensive (Loss) Income

f)       Other comprehensive (loss) income

	December 31, 2021	Comprehensive (loss) income	December 31, 2022
Loss on cash flow hedge	(1,917,917)	556,022	(1,361,895)
Foreign currency translation differences	96,362	1,914,552	2,010,914
Actuarial loss on defined benefit plan	(266,574)	46,911	(219,663)
Deferred tax on actuarial losses of defined benefit plan	90,635	(15,950)	74,685
Gain on measurement of financial instrument	15,000	(60,631)	(45,631)
Change in fair value of financial assets	5,794	71,358	77,152
Deferred tax on change in the fair value of a financial asset	(1,970)	(24,262)	(26,232)
Predecessor adjustment	1,381,798	(1,381,798)	—
	(596,872)	1,106,202	509,330
Attributable to:
Owners of the Company	(521,609)	1,089,155	567,546
Non-controlling interests	(75,263)	17,047	(58,216)

	December 31, 2020	Comprehensive (loss) income	December 31, 2021
Loss on cash flow hedge	(1,316,502)	(601,415)	(1,917,917)
Foreign currency translation differences	6,514	89,848	96,362
Actuarial loss on defined benefit plan	(329,956)	63,382	(266,574)
Deferred tax on actuarial losses of defined benefit plan	112,185	(21,550)	90,635
Gain on measurement of financial instrument	15,000	—	15,000
Change in fair value of financial assets	2,356	3,438	5,794
Deferred tax on change in the fair value of a financial asset	(801)	(1,169)	(1,970)
Predecessor adjustment	—	1,381,798	1,381,798
	(1,511,204)	914,332	(596,872)
Attributable to:
Owners of the Company	(1,524,027)	1,002,418	(521,609)
Non-controlling interests	12,823	(88,086)	(75,263)